Related Party Transactions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related Party Transactions
35.	RELATED PARTY TRANSACTIONS
Balances and transactions within the Group had been eliminated upon consolidation. Details of transactions between the Group and other related parties were disclosed as follows:

a.	Related parties
In addition to those disclosed in Note 14, the related parties were as follows:

Related Parties	Relationship with the Group

ASE Cultural and Educational Foundation	Substantial related party
ASE Environmental Protection and Sustainability Foundation	Substantial related party

b.	Contribution of related party

	For the Year Ended December 31
Relationship and Name of Related Party	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Substantial related party
ASE Environmental Protection and Sustainability Foundation	$100,000	$100,000	$100,000	$3,254
ASE Cultural and Educational Foundation	—	10,000	20,000	651

	$100,000	$110,000	$120,000	$3,805

c.
ASE and HC entered into a joint development agreement in June 2020 under the concept of joint construction. The agreement stipulates that HC will build the plant on the leasehold land and ASE and its affiliates will have the priority to purchase the plant after the completion of the plant construction. The final transaction price will be the purchase price less an amount based on the ratio calculated by independent professional appraisers.

d.
ASE and ASEE entered into a joint construction and allocation of housing units agreement with HC, respectively, in August 2021. The agreement stipulates that ASE and ASEE will provide land and leasehold land and HC will provide fund for joint construction of plant and consult with professional appraisal firm to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE, ASEE and its affiliates will have the priority to purchase the property, which obtained by HC based on the agreed proportion of joint construction. Since the joint construction agreement between ASEE and HC has not yet started, therefore, the joint construction agreement was terminated by mutual consent of both parties, and the board of directors of ASEE decided to terminate the joint construction agreement in May 2022.

e.
In the third quarter of 2021, ASE purchased real estate properties from HC with an amount of NT$2,362,000 thousand (tax excluded) which was primarily based on the independent professional appraisal reports and had been fully paid.

f.
ASE entered into a joint construction and allocation of housing units agreement with HC in April 2022. The agreement stipulates that ASE and HC will provide a part of land and fund, respectively, for joint construction of plant and consult with professional appraisal firm to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE will have the priority to purchase the property, which obtained by HC based on the agreed proportion of joint construction.

g.	Compensation to key management personnel

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,264,980	$1,744,903	$1,962,298	$63,856
Post-employment benefits	2,007	3,505	4,344	141
Share-based payments	153,774	163,697	445,287	14,490

	$1,420,761	$1,912,105	$2,411,929	$78,487

The compensation to the Group’s key management personnel was determined according to personal performance and market trends.